Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Series Fund
Entity Central Index Key	0000711175
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
PSF GLOBAL PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF Global Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class I	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 1,165,732,282
Holdings Count | Holding	578
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 1,165,732,282
Number of portfolio holdings	578
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.5% represents investments purchased with collateral from securities on loan)	31.5%
Unaffiliated Exchange-Traded Funds - Equity	10.9%
Semiconductors & Semiconductor Equipment	9.4%
Banks	4.5%
Technology Hardware, Storage & Peripherals	3.5%
Interactive Media & Services	3.3%
Software	3.2%
Pharmaceuticals	2.3%
Oil, Gas & Consumable Fuels	2.0%
Capital Markets	1.9%
Machinery	1.8%
Aerospace & Defense	1.6%
Financial Services	1.6%
Broadline Retail	1.6%
Insurance	1.5%
Automobiles	1.3%
Electrical Equipment	1.3%
Biotechnology	1.2%
Health Care Providers & Services	1.1%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Food Products	0.9%
Electronic Equipment, Instruments & Components	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.8%
IT Services	0.8%
Hotels, Restaurants & Leisure	0.8%
Diversified Telecommunication Services	0.7%
Specialty Retail	0.7%
Health Care Equipment & Supplies	0.6%
Beverages	0.5%
Communications Equipment	0.5%
Entertainment	0.5%
Chemicals	0.5%
Life Sciences Tools & Services	0.5%
Ground Transportation	0.5%
Others*	5.2%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF GLOBAL PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF Global Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class III	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 1,165,732,282
Holdings Count | Holding	578
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 1,165,732,282
Number of portfolio holdings	578
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.5% represents investments purchased with collateral from securities on loan)	31.5%
Unaffiliated Exchange-Traded Funds - Equity	10.9%
Semiconductors & Semiconductor Equipment	9.4%
Banks	4.5%
Technology Hardware, Storage & Peripherals	3.5%
Interactive Media & Services	3.3%
Software	3.2%
Pharmaceuticals	2.3%
Oil, Gas & Consumable Fuels	2.0%
Capital Markets	1.9%
Machinery	1.8%
Aerospace & Defense	1.6%
Financial Services	1.6%
Broadline Retail	1.6%
Insurance	1.5%
Automobiles	1.3%
Electrical Equipment	1.3%
Biotechnology	1.2%
Health Care Providers & Services	1.1%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Food Products	0.9%
Electronic Equipment, Instruments & Components	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.8%
IT Services	0.8%
Hotels, Restaurants & Leisure	0.8%
Diversified Telecommunication Services	0.7%
Specialty Retail	0.7%
Health Care Equipment & Supplies	0.6%
Beverages	0.5%
Communications Equipment	0.5%
Entertainment	0.5%
Chemicals	0.5%
Life Sciences Tools & Services	0.5%
Ground Transportation	0.5%
Others*	5.2%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM 50/50 Balanced Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class I	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 2,894,356,080
Holdings Count | Holding	1,826
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 2,894,356,080
Number of portfolio holdings	1,826
Portfolio turnover rate for the period	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.4% represents investments purchased with collateral from securities on loan)	12.0%
U.S. Government Agency Obligations	10.2%
Semiconductors & Semiconductor Equipment	9.7%
U.S. Treasury Obligations	6.2%
Banks	5.0%
Technology Hardware, Storage & Peripherals	4.2%
Software	3.9%
Interactive Media & Services	3.9%
Commercial Mortgage-Backed Securities	3.2%
Automobiles	2.9%
Collateralized Loan Obligations	2.2%
Pharmaceuticals	1.9%
Broadline Retail	1.9%
Financial Services	1.7%
Capital Markets	1.5%
Oil, Gas & Consumable Fuels	1.4%
Aerospace & Defense	1.3%
Insurance	1.1%
Electric	1.1%
Residential Mortgage-Backed Securities	1.1%
Machinery	1.0%
Pipelines	0.9%
Consumer Staples Distribution & Retail	0.9%
Health Care Providers & Services	0.8%
Industry Classification	% of Net Assets
Biotechnology	0.8%
Hotels, Restaurants & Leisure	0.8%
Telecommunications	0.8%
Specialty Retail	0.8%
Electric Utilities	0.7%
Electrical Equipment	0.7%
Health Care Equipment & Supplies	0.7%
Consumer Loans	0.7%
Communications Equipment	0.7%
Sovereign Bonds	0.6%
Chemicals	0.6%
Electronic Equipment, Instruments & Components	0.6%
Beverages	0.6%
Entertainment	0.5%
Unaffiliated Exchange-Traded Funds - Equity	0.5%
Oil & Gas	0.5%
Others*	10.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM 50/50 Balanced Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class III	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 2,894,356,080
Holdings Count | Holding	1,826
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 2,894,356,080
Number of portfolio holdings	1,826
Portfolio turnover rate for the period	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.4% represents investments purchased with collateral from securities on loan)	12.0%
U.S. Government Agency Obligations	10.2%
Semiconductors & Semiconductor Equipment	9.7%
U.S. Treasury Obligations	6.2%
Banks	5.0%
Technology Hardware, Storage & Peripherals	4.2%
Software	3.9%
Interactive Media & Services	3.9%
Commercial Mortgage-Backed Securities	3.2%
Automobiles	2.9%
Collateralized Loan Obligations	2.2%
Pharmaceuticals	1.9%
Broadline Retail	1.9%
Financial Services	1.7%
Capital Markets	1.5%
Oil, Gas & Consumable Fuels	1.4%
Aerospace & Defense	1.3%
Insurance	1.1%
Electric	1.1%
Residential Mortgage-Backed Securities	1.1%
Machinery	1.0%
Pipelines	0.9%
Consumer Staples Distribution & Retail	0.9%
Health Care Providers & Services	0.8%
Industry Classification	% of Net Assets
Biotechnology	0.8%
Hotels, Restaurants & Leisure	0.8%
Telecommunications	0.8%
Specialty Retail	0.8%
Electric Utilities	0.7%
Electrical Equipment	0.7%
Health Care Equipment & Supplies	0.7%
Consumer Loans	0.7%
Communications Equipment	0.7%
Sovereign Bonds	0.6%
Chemicals	0.6%
Electronic Equipment, Instruments & Components	0.6%
Beverages	0.6%
Entertainment	0.5%
Unaffiliated Exchange-Traded Funds - Equity	0.5%
Oil & Gas	0.5%
Others*	10.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

PSF PGIM BALLAST PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Ballast Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Ballast Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Ballast Portfolio—Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 6,697,496
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 6,697,496
Number of portfolio holdings	14
Portfolio turnover rate for the period	34%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	26.2%
Options Purchased	24.6%
U.S. Treasury Obligations	21.1%
U.S. Government Agency Obligations	15.3%
Unaffiliated Exchange-Traded Funds - Equity	8.2%
Unaffiliated Exchange-Traded Funds - Fixed Income	4.7%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Flexible Managed Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Flexible Managed Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class I	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 5,396,755,843
Holdings Count | Holding	1,796
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 5,396,755,843
Number of portfolio holdings	1,796
Portfolio turnover rate for the period	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.9%
U.S. Government Agency Obligations	8.6%
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	6.6%
Technology Hardware, Storage & Peripherals	5.2%
U.S. Treasury Obligations	5.0%
Interactive Media & Services	4.9%
Banks	4.8%
Software	4.7%
Commercial Mortgage-Backed Securities	3.1%
Automobiles	3.0%
Broadline Retail	2.5%
Pharmaceuticals	2.4%
Collateralized Loan Obligations	2.3%
Financial Services	2.0%
Capital Markets	1.9%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	1.6%
Insurance	1.3%
Machinery	1.2%
Health Care Providers & Services	1.1%
Biotechnology	1.1%
Consumer Staples Distribution & Retail	1.0%
Electric	1.0%
Electrical Equipment	1.0%
Electric Utilities	0.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.9%
Electronic Equipment, Instruments & Components	0.9%
Pipelines	0.8%
Residential Mortgage-Backed Securities	0.8%
Specialty Retail	0.8%
Health Care Equipment & Supplies	0.7%
Beverages	0.7%
Communications Equipment	0.7%
Chemicals	0.7%
Telecommunications	0.7%
Oil & Gas	0.6%
Consumer Loans	0.6%
Ground Transportation	0.5%
Sovereign Bonds	0.5%
Entertainment	0.5%
Diversified Telecommunication Services	0.5%
Specialized REITs	0.5%
Others*	9.1%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Flexible Managed Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Flexible Managed Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class III	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 5,396,755,843
Holdings Count | Holding	1,796
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 5,396,755,843
Number of portfolio holdings	1,796
Portfolio turnover rate for the period	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.9%
U.S. Government Agency Obligations	8.6%
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	6.6%
Technology Hardware, Storage & Peripherals	5.2%
U.S. Treasury Obligations	5.0%
Interactive Media & Services	4.9%
Banks	4.8%
Software	4.7%
Commercial Mortgage-Backed Securities	3.1%
Automobiles	3.0%
Broadline Retail	2.5%
Pharmaceuticals	2.4%
Collateralized Loan Obligations	2.3%
Financial Services	2.0%
Capital Markets	1.9%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	1.6%
Insurance	1.3%
Machinery	1.2%
Health Care Providers & Services	1.1%
Biotechnology	1.1%
Consumer Staples Distribution & Retail	1.0%
Electric	1.0%
Electrical Equipment	1.0%
Electric Utilities	0.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.9%
Electronic Equipment, Instruments & Components	0.9%
Pipelines	0.8%
Residential Mortgage-Backed Securities	0.8%
Specialty Retail	0.8%
Health Care Equipment & Supplies	0.7%
Beverages	0.7%
Communications Equipment	0.7%
Chemicals	0.7%
Telecommunications	0.7%
Oil & Gas	0.6%
Consumer Loans	0.6%
Ground Transportation	0.5%
Sovereign Bonds	0.5%
Entertainment	0.5%
Diversified Telecommunication Services	0.5%
Specialized REITs	0.5%
Others*	9.1%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Money Market Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 1,326,650,442
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 1,326,650,442
Number of portfolio holdings	96

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Sector Classification	% of Net Assets
U.S. Government Agency Obligations	47.0%
U.S. Treasury Obligations	34.9%
Repurchase Agreements	17.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Money Market Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class III	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 1,326,650,442
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 1,326,650,442
Number of portfolio holdings	96

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Sector Classification	% of Net Assets
U.S. Government Agency Obligations	47.0%
U.S. Treasury Obligations	34.9%
Repurchase Agreements	17.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM High Yield Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 695,256,082
Holdings Count | Holding	841
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 695,256,082
Number of portfolio holdings	841
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Credit Quality	% of Total Investments
AAA	0.6
AA	9.5
BBB	2.5
BB	41.1
B	31.5
CCC and Below	12.1
NR	3.2
Cash/Cash Equivalents	(0.5)
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM High Yield Bond Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class III	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 695,256,082
Holdings Count | Holding	841
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 695,256,082
Number of portfolio holdings	841
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Credit Quality	% of Total Investments
AAA	0.6
AA	9.5
BBB	2.5
BB	41.1
B	31.5
CCC and Below	12.1
NR	3.2
Cash/Cash Equivalents	(0.5)
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class I	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 8,460,256,821
Holdings Count | Holding	96
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 8,460,256,821
Number of portfolio holdings	96
Portfolio turnover rate for the period	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.3%
Banks	9.0%
Interactive Media & Services	8.8%
Technology Hardware, Storage & Peripherals	8.7%
Software	5.3%
Affiliated Mutual Fund - Short-Term Investment (4.5% represents investments purchased with collateral from securities on loan)	5.2%
Oil, Gas & Consumable Fuels	4.2%
Broadline Retail	3.8%
Insurance	3.7%
Pharmaceuticals	3.3%
Aerospace & Defense	2.3%
Communications Equipment	2.2%
Machinery	2.2%
Specialty Retail	2.1%
Financial Services	1.9%
Entertainment	1.9%
Automobiles	1.8%
Ground Transportation	1.8%
Health Care Providers & Services	1.7%
Diversified Telecommunication Services	1.2%
Electrical Equipment	1.2%
Industry Classification	% of Net Assets
Multi-Utilities	1.0%
Biotechnology	1.0%
Household Durables	1.0%
Electronic Equipment, Instruments & Components	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Beverages	0.7%
Residential REITs	0.7%
Consumer Staples Distribution & Retail	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Industrial REITs	0.6%
IT Services	0.6%
Energy Equipment & Services	0.5%
Specialized REITs	0.5%
Construction & Engineering	0.5%
Hotels, Restaurants & Leisure	0.5%
Others*	2.0%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class II	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 8,460,256,821
Holdings Count | Holding	96
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 8,460,256,821
Number of portfolio holdings	96
Portfolio turnover rate for the period	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.3%
Banks	9.0%
Interactive Media & Services	8.8%
Technology Hardware, Storage & Peripherals	8.7%
Software	5.3%
Affiliated Mutual Fund - Short-Term Investment (4.5% represents investments purchased with collateral from securities on loan)	5.2%
Oil, Gas & Consumable Fuels	4.2%
Broadline Retail	3.8%
Insurance	3.7%
Pharmaceuticals	3.3%
Aerospace & Defense	2.3%
Communications Equipment	2.2%
Machinery	2.2%
Specialty Retail	2.1%
Financial Services	1.9%
Entertainment	1.9%
Automobiles	1.8%
Ground Transportation	1.8%
Health Care Providers & Services	1.7%
Diversified Telecommunication Services	1.2%
Electrical Equipment	1.2%
Industry Classification	% of Net Assets
Multi-Utilities	1.0%
Biotechnology	1.0%
Household Durables	1.0%
Electronic Equipment, Instruments & Components	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Beverages	0.7%
Residential REITs	0.7%
Consumer Staples Distribution & Retail	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Industrial REITs	0.6%
IT Services	0.6%
Energy Equipment & Services	0.5%
Specialized REITs	0.5%
Construction & Engineering	0.5%
Hotels, Restaurants & Leisure	0.5%
Others*	2.0%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class III	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 8,460,256,821
Holdings Count | Holding	96
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 8,460,256,821
Number of portfolio holdings	96
Portfolio turnover rate for the period	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.3%
Banks	9.0%
Interactive Media & Services	8.8%
Technology Hardware, Storage & Peripherals	8.7%
Software	5.3%
Affiliated Mutual Fund - Short-Term Investment (4.5% represents investments purchased with collateral from securities on loan)	5.2%
Oil, Gas & Consumable Fuels	4.2%
Broadline Retail	3.8%
Insurance	3.7%
Pharmaceuticals	3.3%
Aerospace & Defense	2.3%
Communications Equipment	2.2%
Machinery	2.2%
Specialty Retail	2.1%
Financial Services	1.9%
Entertainment	1.9%
Automobiles	1.8%
Ground Transportation	1.8%
Health Care Providers & Services	1.7%
Diversified Telecommunication Services	1.2%
Electrical Equipment	1.2%
Industry Classification	% of Net Assets
Multi-Utilities	1.0%
Biotechnology	1.0%
Household Durables	1.0%
Electronic Equipment, Instruments & Components	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Beverages	0.7%
Residential REITs	0.7%
Consumer Staples Distribution & Retail	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Industrial REITs	0.6%
IT Services	0.6%
Energy Equipment & Services	0.5%
Specialized REITs	0.5%
Construction & Engineering	0.5%
Hotels, Restaurants & Leisure	0.5%
Others*	2.0%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 4,759,017,199
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 4,759,017,199
Number of portfolio holdings	50
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.0%
Software	11.4%
Interactive Media & Services	10.9%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	6.3%
Pharmaceuticals	5.2%
Aerospace & Defense	4.9%
Financial Services	4.2%
Entertainment	3.6%
IT Services	3.2%
Consumer Staples Distribution & Retail	3.2%
Automobiles	2.9%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.2%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.4%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.2%
Electric Utilities	1.2%
Capital Markets	1.1%
Health Care Equipment & Supplies	1.0%
Diversified Telecommunication Services	1.0%
Electrical Equipment	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class II	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 4,759,017,199
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 4,759,017,199
Number of portfolio holdings	50
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.0%
Software	11.4%
Interactive Media & Services	10.9%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	6.3%
Pharmaceuticals	5.2%
Aerospace & Defense	4.9%
Financial Services	4.2%
Entertainment	3.6%
IT Services	3.2%
Consumer Staples Distribution & Retail	3.2%
Automobiles	2.9%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.2%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.4%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.2%
Electric Utilities	1.2%
Capital Markets	1.1%
Health Care Equipment & Supplies	1.0%
Diversified Telecommunication Services	1.0%
Electrical Equipment	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class III	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 4,759,017,199
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 4,759,017,199
Number of portfolio holdings	50
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.0%
Software	11.4%
Interactive Media & Services	10.9%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	6.3%
Pharmaceuticals	5.2%
Aerospace & Defense	4.9%
Financial Services	4.2%
Entertainment	3.6%
IT Services	3.2%
Consumer Staples Distribution & Retail	3.2%
Automobiles	2.9%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.2%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.4%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.2%
Electric Utilities	1.2%
Capital Markets	1.1%
Health Care Equipment & Supplies	1.0%
Diversified Telecommunication Services	1.0%
Electrical Equipment	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class I	$23	0.42%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%
Net Assets	$ 2,306,387,935
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 2,306,387,935
Number of portfolio holdings	65
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Banks	11.1%
Semiconductors & Semiconductor Equipment	9.0%
Oil, Gas & Consumable Fuels	7.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	6.9%
Pharmaceuticals	5.4%
Aerospace & Defense	5.1%
Insurance	4.3%
Multi-Utilities	4.3%
Broadline Retail	4.2%
Technology Hardware, Storage & Peripherals	4.1%
Software	3.7%
Machinery	2.8%
Consumer Staples Distribution & Retail	2.6%
Interactive Media & Services	2.4%
Capital Markets	2.2%
Communications Equipment	2.0%
Chemicals	1.9%
Building Products	1.8%
Automobiles	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.6%
Industrial Conglomerates	1.5%
Household Durables	1.5%
Residential REITs	1.4%
Health Care Providers & Services	1.4%
Biotechnology	1.4%
Ground Transportation	1.4%
Trading Companies & Distributors	1.3%
Entertainment	1.2%
Specialized REITs	1.1%
Industrial REITs	1.1%
Specialty Retail	0.9%
Electrical Equipment	0.9%
IT Services	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class II	$44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Net Assets	$ 2,306,387,935
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 2,306,387,935
Number of portfolio holdings	65
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Banks	11.1%
Semiconductors & Semiconductor Equipment	9.0%
Oil, Gas & Consumable Fuels	7.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	6.9%
Pharmaceuticals	5.4%
Aerospace & Defense	5.1%
Insurance	4.3%
Multi-Utilities	4.3%
Broadline Retail	4.2%
Technology Hardware, Storage & Peripherals	4.1%
Software	3.7%
Machinery	2.8%
Consumer Staples Distribution & Retail	2.6%
Interactive Media & Services	2.4%
Capital Markets	2.2%
Communications Equipment	2.0%
Chemicals	1.9%
Building Products	1.8%
Automobiles	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.6%
Industrial Conglomerates	1.5%
Household Durables	1.5%
Residential REITs	1.4%
Health Care Providers & Services	1.4%
Biotechnology	1.4%
Ground Transportation	1.4%
Trading Companies & Distributors	1.3%
Entertainment	1.2%
Specialized REITs	1.1%
Industrial REITs	1.1%
Specialty Retail	0.9%
Electrical Equipment	0.9%
IT Services	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class III	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 2,306,387,935
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 2,306,387,935
Number of portfolio holdings	65
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Banks	11.1%
Semiconductors & Semiconductor Equipment	9.0%
Oil, Gas & Consumable Fuels	7.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	6.9%
Pharmaceuticals	5.4%
Aerospace & Defense	5.1%
Insurance	4.3%
Multi-Utilities	4.3%
Broadline Retail	4.2%
Technology Hardware, Storage & Peripherals	4.1%
Software	3.7%
Machinery	2.8%
Consumer Staples Distribution & Retail	2.6%
Interactive Media & Services	2.4%
Capital Markets	2.2%
Communications Equipment	2.0%
Chemicals	1.9%
Building Products	1.8%
Automobiles	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.6%
Industrial Conglomerates	1.5%
Household Durables	1.5%
Residential REITs	1.4%
Health Care Providers & Services	1.4%
Biotechnology	1.4%
Ground Transportation	1.4%
Trading Companies & Distributors	1.3%
Entertainment	1.2%
Specialized REITs	1.1%
Industrial REITs	1.1%
Specialty Retail	0.9%
Electrical Equipment	0.9%
IT Services	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer
12 Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio—Class III	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 1,891,706
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 1,891,706
Number of portfolio holdings	13
Portfolio turnover rate for the period	6%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	100.6%
Affiliated Mutual Fund - Short-Term Investment	10.5%
111.1%
Liabilities in excess of other assets	(11.1)%
100.0%

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer
20 Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio—Class III	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 1,271,385
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 1,271,385
Number of portfolio holdings	13
Portfolio turnover rate for the period	2%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	100.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PSF PGIM Total Return Bond Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Total Return Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Total Return Bond Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class I	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 2,490,625,606
Holdings Count | Holding	1,737
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 2,490,625,606
Number of portfolio holdings	1,737
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Credit Quality	% of Total Investments
AAA	23.0
AA	37.0
A	12.0
BBB	14.7
BB	5.7
B	4.4
CCC and Below	1.3
NR	2.4
Cash/Cash Equivalents	(0.5)
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Total Return Bond Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Total Return Bond Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class III	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 2,490,625,606
Holdings Count | Holding	1,737
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 2,490,625,606
Number of portfolio holdings	1,737
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Credit Quality	% of Total Investments
AAA	23.0
AA	37.0
A	12.0
BBB	14.7
BB	5.7
B	4.4
CCC and Below	1.3
NR	2.4
Cash/Cash Equivalents	(0.5)
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I
Shareholder Report [Line Items]
Fund Name	PSF Small-Cap Stock Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Small-Cap Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class I	$21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 1,591,857,350
Holdings Count | Holding	607
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 1,591,857,350
Number of portfolio holdings	607
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (42.2% represents investments purchased with collateral from securities on loan)	42.7%
Banks	8.7%
Semiconductors & Semiconductor Equipment	5.5%
Machinery	4.3%
Biotechnology	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.1%
Capital Markets	3.1%
Chemicals	3.0%
Specialty Retail	2.9%
Construction & Engineering	2.8%
Hotels, Restaurants & Leisure	2.6%
Pharmaceuticals	2.5%
Energy Equipment & Services	2.5%
Health Care Equipment & Supplies	2.4%
Oil, Gas & Consumable Fuels	2.4%
Household Durables	2.4%
Commercial Services & Supplies	2.2%
Financial Services	2.2%
Building Products	2.2%
Insurance	1.9%
Diversified Consumer Services	1.9%
Retail REITs	1.8%
Food Products	1.6%
Communications Equipment	1.4%
Consumer Finance	1.4%
Automobile Components	1.3%
Professional Services	1.2%
Industry Classification	% of Net Assets
Interactive Media & Services	1.1%
Hotel & Resort REITs	1.1%
Metals & Mining	1.1%
Ground Transportation	1.1%
Aerospace & Defense	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.9%
Diversified Telecommunication Services	0.9%
Entertainment	0.8%
Consumer Staples Distribution & Retail	0.8%
Distributors	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Diversified REITs	0.7%
Specialized REITs	0.7%
Industrial REITs	0.6%
Trading Companies & Distributors	0.6%
Electrical Equipment	0.6%
Office REITs	0.6%
Water Utilities	0.5%
Unaffiliated Exchange-Traded Funds - Equity	0.5%
Gas Utilities	0.5%
Electric Utilities	0.5%
Broadline Retail	0.5%
Media	0.5%
Household Products	0.5%
Others*	4.6%
142.1%
Liabilities in excess of other assets	(42.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF Small-Cap Stock Index Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF Small-Cap Stock Index Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class III	$35	0.63%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.63%
Net Assets	$ 1,591,857,350
Holdings Count | Holding	607
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 1,591,857,350
Number of portfolio holdings	607
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (42.2% represents investments purchased with collateral from securities on loan)	42.7%
Banks	8.7%
Semiconductors & Semiconductor Equipment	5.5%
Machinery	4.3%
Biotechnology	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.1%
Capital Markets	3.1%
Chemicals	3.0%
Specialty Retail	2.9%
Construction & Engineering	2.8%
Hotels, Restaurants & Leisure	2.6%
Pharmaceuticals	2.5%
Energy Equipment & Services	2.5%
Health Care Equipment & Supplies	2.4%
Oil, Gas & Consumable Fuels	2.4%
Household Durables	2.4%
Commercial Services & Supplies	2.2%
Financial Services	2.2%
Building Products	2.2%
Insurance	1.9%
Diversified Consumer Services	1.9%
Retail REITs	1.8%
Food Products	1.6%
Communications Equipment	1.4%
Consumer Finance	1.4%
Automobile Components	1.3%
Professional Services	1.2%
Industry Classification	% of Net Assets
Interactive Media & Services	1.1%
Hotel & Resort REITs	1.1%
Metals & Mining	1.1%
Ground Transportation	1.1%
Aerospace & Defense	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.9%
Diversified Telecommunication Services	0.9%
Entertainment	0.8%
Consumer Staples Distribution & Retail	0.8%
Distributors	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Diversified REITs	0.7%
Specialized REITs	0.7%
Industrial REITs	0.6%
Trading Companies & Distributors	0.6%
Electrical Equipment	0.6%
Office REITs	0.6%
Water Utilities	0.5%
Unaffiliated Exchange-Traded Funds - Equity	0.5%
Gas Utilities	0.5%
Electric Utilities	0.5%
Broadline Retail	0.5%
Media	0.5%
Household Products	0.5%
Others*	4.6%
142.1%
Liabilities in excess of other assets	(42.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF STOCK INDEX PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF Stock Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 11,325,597,262
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 11,325,597,262
Number of portfolio holdings	508
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Technology Hardware, Storage & Peripherals	7.8%
Interactive Media & Services	7.5%
Software	7.2%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	5.2%
Broadline Retail	3.6%
Banks	3.3%
Pharmaceuticals	3.3%
Financial Services	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.6%
Aerospace & Defense	2.2%
Automobiles	1.9%
Machinery	1.9%
Consumer Staples Distribution & Retail	1.7%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.5%
Unaffiliated Exchange-Traded Funds - Equity	1.5%
Specialty Retail	1.4%
Electric Utilities	1.4%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.3%
Communications Equipment	1.3%
Electrical Equipment	1.3%
Electronic Equipment, Instruments & Components	1.2%
Entertainment	1.0%
Chemicals	1.0%
Beverages	1.0%
Ground Transportation	0.8%
Life Sciences Tools & Services	0.7%
Household Products	0.7%
Specialized REITs	0.7%
IT Services	0.6%
Diversified Telecommunication Services	0.6%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.5%
Building Products	0.5%
Others*	5.5%
102.9%
Liabilities in excess of other assets	(2.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF STOCK INDEX PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF Stock Index Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class III	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 11,325,597,262
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?
Portfolio’s net assets	$ 11,325,597,262
Number of portfolio holdings	508
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Technology Hardware, Storage & Peripherals	7.8%
Interactive Media & Services	7.5%
Software	7.2%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	5.2%
Broadline Retail	3.6%
Banks	3.3%
Pharmaceuticals	3.3%
Financial Services	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.6%
Aerospace & Defense	2.2%
Automobiles	1.9%
Machinery	1.9%
Consumer Staples Distribution & Retail	1.7%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.5%
Unaffiliated Exchange-Traded Funds - Equity	1.5%
Specialty Retail	1.4%
Electric Utilities	1.4%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.3%
Communications Equipment	1.3%
Electrical Equipment	1.3%
Electronic Equipment, Instruments & Components	1.2%
Entertainment	1.0%
Chemicals	1.0%
Beverages	1.0%
Ground Transportation	0.8%
Life Sciences Tools & Services	0.7%
Household Products	0.7%
Specialized REITs	0.7%
IT Services	0.6%
Diversified Telecommunication Services	0.6%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.5%
Building Products	0.5%
Others*	5.5%
102.9%
Liabilities in excess of other assets	(2.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets